Schedule of Key Revenues Streams (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total	¥ 1,638,986	¥ 1,610,371
Insurance Transaction Services Income [Member]
Segment Reporting Information [Line Items]
Total	1,626,435	1,598,150
SaaS and Technical Service Income [Member]
Segment Reporting Information [Line Items]
Total	12,000	11,472
Others [Member]
Segment Reporting Information [Line Items]
Total	¥ 551	¥ 749